Analysis of Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Balance at beginning of the year	$ 10,712	¥ 73,656	¥ 80,910
Additional provision charged to expense	46	315	69,553
Write-off of accounts receivable	(436)	(3,001)	(19,766)
Provision included in disposed subsidiaries			(57,041)
Balance at end of the year	$ 10,322	¥ 70,970	¥ 73,656